INCOME TAXES - Changes in Deferred Tax Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance, beginning of year	$ (133,645)	$ (132,079)
Recognized in net earnings from continuing operations	(79,624)	5,474
Recognized in equity	1,674	(3,758)
Recognized in discontinued operations	0	7,224
Foreign currency translation in other comprehensive income	15,601	(10,506)
Net deferred tax liabilities, end of year	$ (195,994)	$ (133,645)